                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clariden Asset Management (New York) Inc.
             ----------------------------------------------------------
Address:     12 East 49th Street
             ----------------------------------------------------------
             36th Floor
             ----------------------------------------------------------
             New York, NY 10017
             ----------------------------------------------------------


Form 13F File Number:  28-
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stefan M. Hausherr
             ----------------------------------------------------------
Title:       Chief Financial/Operating Officer
             ----------------------------------------------------------
Phone:       (212) 888-8771
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ STEFAN M. HAUSHERR        New York, NY                   09.06.2001
-------------------------   --------------------------  ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number            Name


        28-
           --------------------         ----------------------
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0
                                            ---------------------------

Form 13F Information Table Entry Total:     95
                                            ---------------------------

Form 13F Information Table Value Total:     65,296
                                            ---------------------------
                                                    (thousands)


List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number    Name

                28-
        _____      ------------------   --------------------

        [Repeat as necessary.]

----------------------------------------------------------------------------------------------------------------------

                                                          Item 3: CUSIP       Item 4: Fair Market   Item 5: Shares of
     Item 1: Name of Issuer    Item 2: Title of Class        Number             Value (TUSD)        Principal Amount
----------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM                         002824100                     10                 200
ADC TELECOMMUNICATIONS          COM                         000886101                    874             102,800
ADVANCED MICRO DEVICES          COM                         007903107                      4                 150
ALCOA INC                       COM                         013817101                  1,258              35,000
AMAZON.COM INC (AMZN)           COM                         023135106                      6                 600
AOL TIME WARNER INC             COM                         00184A105                  1,761              43,850
AMERICAN EXPRESS CO             COM                         025816109                  1,586              38,400
AMERITRADE HOLD CORP -A-        CL A                        03072H109                      2                 300
AMGEN INC                       COM                         031162100                    794              13,200
ANN TAYLOR STORES CORP          COM                         036115103                  1,523              57,375
APPLERA CORP-CELERA GENO        COM AP BIO GRP              038020103                  1,924              62,350
ASK JEEVES INC                  COM                         045174109                     11              10,275
ASM INTL NV -USD-               COM                         N07045102                  1,311              74,130
AT HOME CORP -A-                COM SER A                   045919107                    349              77,985
ATMEL CORP                      COM                         049513104                     20               2,000
BANK OF AMERICA (BAC)           COM                         060505104                  1,755              32,050
BEA SYSTEMS INC                 COM                         073325102                  1,163              39,600
BEAR STEARNS CO INC             COM                         073902108                  1,407              30,750
BIOGEN INC                      COM                         090597105                  1,937              30,600
BOEING CO                       COM                         097023105                    883              15,850
BRISTOL MYERS SQUIBB CO         COM                         110122108                     23                 400
BROADVISION INC                 COM                         111412102                    803             150,250
CABLETRON SYSTEMS INC           COM                         126920107                    181              14,050
CENDANT CORPORATION             COM                         151313103                  2,643             181,150
CISCO SYSTEMS INC               COM                         17275R102                    123               7,750
CITIGROUP INC                   COM                         172967101                  2,072              46,058
COMMERCE ONE INC DEL            COM                         200693109                    578              61,925
CONEXANT SYSTEMS INC            COM                         207142100                    756              84,600
CONSECO INC                     COM                         208464107                  3,291             204,410
CORNING INC                     COM                         219350105                    163               7,900
DIGITAL RIVER INC               COM                         25388B104                  1,107             229,975
E.I. DU PONT DE NEMOURS & CO    COM                         263534109                    362               8,900
EARTHLINK INC                   COM                         270321102                  1,549             127,750
ECLIPSYS CORP                   COM                         278856109                     20               1,015
EL SITIO INC                    ORD                         G30177102                     36              30,000
EXODUS COMMUNICATIONS           COM                         302088109                  1,151             107,100
FREEMARKETS INC                 COM                         356602102                    553              58,000
GAP INC                         COM                         364760108                  1,041              43,900
GENERAL ELECTRIC CO             COM                         369604103                     96               2,300
GEORGIA PACIFIC CORP            COM GA PAC GRP              373298108                  1,687              57,368
GILLETTE CO                     COM                         375766102                    102               3,275
----------------------------------------------------------------------------------------------------------------------

                                                                                                  ---------------------------------
                                                                                                          (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
                                    Item: 6 Investment Discretion (a)
                                Sole (b) Shared As Defined In Instr. V (c)   Item 7: Managers    Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer                Shared Other                       See Instr. V       (a) Sole    (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                                Sole                                                        None
ADC TELECOMMUNICATIONS                             Sole                                                        None
ADVANCED MICRO DEVICES                             Sole                                                        None
ALCOA INC                                          Sole                                                        None
AMAZON.COM INC (AMZN)                              Sole                                                        None
AOL TIME WARNER INC                                Sole                                                        None
AMERICAN EXPRESS CO                                Sole                                                        None
AMERITRADE HOLD CORP -A-                           Sole                                                        None
AMGEN INC                                          Sole                                                        None
ANN TAYLOR STORES CORP                             Sole                                                        None
APPLERA CORP-CELERA GENO                           Sole                                                        None
ASK JEEVES INC                                     Sole                                                        None
ASM INTL NV -USD-                                  Sole                                                        None
AT HOME CORP -A-                                   Sole                                                        None
ATMEL CORP                                         Sole                                                        None
BANK OF AMERICA (BAC)                              Sole                                                        None
BEA SYSTEMS INC                                    Sole                                                        None
BEAR STEARNS CO INC                                Sole                                                        None
BIOGEN INC                                         Sole                                                        None
BOEING CO                                          Sole                                                        None
BRISTOL MYERS SQUIBB CO                            Sole                                                        None
BROADVISION INC                                    Sole                                                        None
CABLETRON SYSTEMS INC                              Sole                                                        None
CENDANT CORPORATION                                Sole                                                        None
CISCO SYSTEMS INC                                  Sole                                                        None
CITIGROUP INC                                      Sole                                                        None
COMMERCE ONE INC DEL                               Sole                                                        None
CONEXANT SYSTEMS INC                               Sole                                                        None
CONSECO INC                                        Sole                                                        None
CORNING INC                                        Sole                                                        None
DIGITAL RIVER INC                                  Sole                                                        None
E.I. DU PONT DE NEMOURS & CO                       Sole                                                        None
EARTHLINK INC                                      Sole                                                        None
ECLIPSYS CORP                                      Sole                                                        None
EL SITIO INC                                       Sole                                                        None
EXODUS COMMUNICATIONS                              Sole                                                        None
FREEMARKETS INC                                    Sole                                                        None
GAP INC                                            Sole                                                        None
GENERAL ELECTRIC CO                                Sole                                                        None
GEORGIA PACIFIC CORP                               Sole                                                        None
GILLETTE CO                                        Sole                                                        None
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

                                                          Item 3: CUSIP       Item 4: Fair Market   Item 5: Shares of
     Item 1: Name of Issuer    Item 2: Title of Class        Number             Value (TUSD)        Principal Amount
------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD            COM                         G3921A100              1,965                   145,650
GLOBAL TELESYSTEMS INC         COM                         37936U104                188                   247,275
GRIC COMMUNICATIONS INC        COM                         398081109                 23                    20,000
GRUPO TRIBASA SA -ADR-         SP ADR NEW 20S              40049F204                 28                    11,500
HEWLETT PACKARD CO             COM                         428236103              2,470                    78,995
HOME DEPOT INC                 COM                         437076102                200                     4,650
HOUSEHOLD INTERNATIONAL        COM                         441815107                859                    14,500
IMMUNEX CORP                   COM                         452528102              1,354                    94,600
INFOSPACE INC                  COM                         45678T102                307                   138,534
INKTOMI CORP                   COM                         457277101                  1                        79
INTEL CORP                     COM                         458140100                202                     7,675
INTERNAT FIBERCOM INC          COM                         45950T101                305                    78,800
ISIS PHARMACEUTICALS           COM                         464330109                553                    59,775
IVILLAGE INC                   COM                         46588H105                  1                     1,320
J.P. MORGAN CHASE & CO         COM                         46625H100                 47                     1,050
LAM RESEARCH CORP              COM                         512807108              1,625                    68,438
LEGATO SYSTEMS INC             COM                         524651106                  6                       480
MERCK & CO INC (MRK)           COM                         589331107                 68                       900
MICRON TECHNOLOGY INC          COM                         595112103              2,681                    64,550
MICROSOFT CORP (MSFT)          COM                         594918104                 55                     1,000
MORGAN STANL.DEAN WITTER       COM NEW                     617446448              1,497                    27,975
MP3.COM INC                    COM                         62473M109                320                   146,250
NEON COMMUNICATIONS            COM                         640506101                  0                        68
NETPLEX GROUP INC              COM                         641147103                  1                     6,614
NETSILICON INC                 COM                         64115X105                  7                     2,000
NOKIA OYJ -SP.ADR- -A-         SPONSORED ADR               654902204                 58                     2,400
NOVELL INC                     COM                         670006105                  5                       900
PALM INC                       COM                         696642107                 55                     6,500
PARAMETRIC TECHNOLOGY CORP     COM                         699173100                  9                     1,000
PFIZER INC                     COM                         717081103                 66                     1,600
POWER ONE INC                  COM                         739308104                156                    10,750
PRICELINE.COM INC              COM                         741503106                171                    67,732
PSINET INC                     COM                         74437C101                  1                     2,700
QUALCOMM INC                   COM                         747525103                419                     7,400
RETEK INC                      COM                         76128Q109              2,143                   113,930
ROWECOM                        COM                         77957X108                  1                     1,300
SILICON STORAGE TECH           COM                         827057100                920                   106,040
SPRINT CORP -FON GROUP-        COM FON GROUP               852061100                638                    29,000
SUN MICROSYSTEMS INC           COM                         866810104                307                    20,000
TALK.COM                       COM                         874264104                653                   290,000
TELE NORTE -SP.ADR--PREF       SPON ADR PFD                879246106                  2                       117
------------------------------------------------------------------------------------------------------------------------

                                                                                                 -----------------------------------
                                                                                                              (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                                 Item: 6 Investment Discretion (a)
                             Sole (b) Shared As Defined In Instr. V (c)    Item 7: Managers      Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer             Shared Other                        See Instr. V         (a) Sole    (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD                              Sole                                                              None
GLOBAL TELESYSTEMS INC                           Sole                                                              None
GRIC COMMUNICATIONS INC                          Sole                                                              None
GRUPO TRIBASA SA -ADR-                           Sole                                                              None
HEWLETT PACKARD CO                               Sole                                                              None
HOME DEPOT INC                                   Sole                                                              None
HOUSEHOLD INTERNATIONAL                          Sole                                                              None
IMMUNEX CORP                                     Sole                                                              None
INFOSPACE INC                                    Sole                                                              None
INKTOMI CORP                                     Sole                                                              None
INTEL CORP                                       Sole                                                              None
INTERNAT FIBERCOM INC                            Sole                                                              None
ISIS PHARMACEUTICALS                             Sole                                                              None
IVILLAGE INC                                     Sole                                                              None
J.P. MORGAN CHASE & CO                           Sole                                                              None
LAM RESEARCH CORP                                Sole                                                              None
LEGATO SYSTEMS INC                               Sole                                                              None
MERCK & CO INC (MRK)                             Sole                                                              None
MICRON TECHNOLOGY INC                            Sole                                                              None
MICROSOFT CORP (MSFT)                            Sole                                                              None
MORGAN STANL.DEAN WITTER                         Sole                                                              None
MP3.COM INC                                      Sole                                                              None
NEON COMMUNICATIONS                              Sole                                                              None
NETPLEX GROUP INC                                Sole                                                              None
NETSILICON INC                                   Sole                                                              None
NOKIA OYJ -SP.ADR- -A-                           Sole                                                              None
NOVELL INC                                       Sole                                                              None
PALM INC                                         Sole                                                              None
PARAMETRIC TECHNOLOGY CORP                       Sole                                                              None
PFIZER INC                                       Sole                                                              None
POWER ONE INC                                    Sole                                                              None
PRICELINE.COM INC                                Sole                                                              None
PSINET INC                                       Sole                                                              None
QUALCOMM INC                                     Sole                                                              None
RETEK INC                                        Sole                                                              None
ROWECOM                                          Sole                                                              None
SILICON STORAGE TECH                             Sole                                                              None
SPRINT CORP -FON GROUP-                          Sole                                                              None
SUN MICROSYSTEMS INC                             Sole                                                              None
TALK.COM                                         Sole                                                              None
TELE NORTE -SP.ADR--PREF                         Sole                                                              None
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                          Item 3: CUSIP       Item 4: Fair Market   Item 5: Shares of
     Item 1: Name of Issuer    Item 2: Title of Class        Number             Value (TUSD)        Principal Amount
----------------------------------------------------------------------------------------------------------------------
TELEBRAS -HOLDRS- 1 ADR          SPONSORED ADR              879287308                   48                1,000
TELEBRAS -SP.ADR- -PREF-         SP ADR TELEBRAS            87928R106                    0                5,800
TERADYNE INC                     COM                        880770102                1,271               38,500
TERAYON COMMUNI                  COM                        880775101                  349               76,400
TERRA NETWORKS SA -ADR-          SPONSORED ADR              88100W103                   10                1,075
TEXTRON INC                      COM                        883203101                   68                1,200
TYCO INTERNATIONAL LTD           COM                        902124106                1,126               26,050
VERISIGN INC                     COM                        92343E102                  806               22,757
VIGNETTE CORP                    COM                        926734104                  754              117,100
VIRATA CORP                      COM                        927646109                1,228               94,000
WAL-MART STORES INC              COM                        931142103                   76                1,500
WELLS FARGO & CO                 COM                        949746101                1,291               26,100
XO COMMUNICATIONS -A-            CL A                       983764101                  990              141,443
----------------------------------------------------------------------------------------------------------------------

Column Totals                                                                      65,296

                                                                                                 -----------------------------------
                                                                                                            (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                                     Item: 6 Investment Discretion (a)
                                 Sole (b) Shared As Defined In Instr. V (c)   Item 7: Managers   Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer                 Shared Other                       See Instr. V      (a) Sole    (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
TELEBRAS -HOLDRS- 1 ADR                            Sole                                                         None
TELEBRAS -SP.ADR- -PREF-                           Sole                                                         None
TERADYNE INC                                       Sole                                                         None
TERAYON COMMUNI                                    Sole                                                         None
TERRA NETWORKS SA -ADR-                            Sole                                                         None
TEXTRON INC                                        Sole                                                         None
TYCO INTERNATIONAL LTD                             Sole                                                         None
VERISIGN INC                                       Sole                                                         None
VIGNETTE CORP                                      Sole                                                         None
VIRATA CORP                                        Sole                                                         None
WAL-MART STORES INC                                Sole                                                         None
WELLS FARGO & CO                                   Sole                                                         None
XO COMMUNICATIONS -A-                              Sole                                                         None
------------------------------------------------------------------------------------------------------------------------------------

Column Totals